Note 10 - Loss Per Common Share - Antidilutive Securities Excluded from the Diluted per Share Calculation (Details) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Potentially dilutive securities (in shares)	1,207,021
Warrant [Member]
Potentially dilutive securities (in shares)	71,533
Series E Convertible Preferred Stock [Member]
Potentially dilutive securities (in shares)	1,135,488